CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF PARENT COMPANY CONDENSED BALANCE SHEETS

PARENT COMPANY CONDENSED BALANCE SHEETS

(Amounts in thousands of US$, except for number of shares and per share data)

	December 31, 2024	December 31, 2023

ASSETS
Current assets
Cash and cash equivalents	$1,680	$48
Other current assets	3,179	8,765
Other current assets from related parties	-	60
Other non-current assets	301	-
Total current assets	5,160	8,873

Total assets	$5,160	$8,873

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Accruals and other current liabilities to related parties	$163	$50
Accruals and other current liabilities	4,084	5,274
Total current liabilities	4,247	5,324

Total liabilities	4,247	5,324

Shareholders’ Equity
Ordinary share	16	-
Additional paid-in capital	30,024	30,041
Accumulated deficit	(29,127)	(26,492)

Total shareholders’ equity	913	3,549

Total liabilities and shareholders’ equity	$5,160	$8,873

SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF OPERATION

PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands of US$, except for number of shares and per share data)

	For the year ended	For the year ended	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Revenues	$-	$-	$-
Cost of revenues	-	-	-
Gross loss	-	-	-

Operating expenses:

Selling, general and administrative	2,630	3,592	577
Total operating expenses	2,630	3,592	577

Loss from operations	(2,630)	(3,592)	(577)

Other income	-	-	600
Interest income	-	-	-
Interest expense	(5)	-	-
Total other income, net	(5)	-	600

(Loss) income from operations before income taxes	(2,635)	(3,592)	23

Provision for income tax benefits (expenses)	-	-	-

Net (loss) income	(2,635)	(3,592)	23

Other comprehensive income (loss)	-	-	-

Comprehensive (loss) income	$(2,635)	$(3,592)	$23

SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF CASH FLOWS

PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands of US$, except for number of shares and per share data)

	For the year ended	For the year ended	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Cash flows from operating activities
Net (loss) income	$(2,635)	$(3,592)	$23
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Share-based compensation expenses	92	3,171	-
Changes in operating assets and liabilities:
Amounts due from related party	(869)	(90)	-
Amounts due to related party	2,577	-	-
Other current assets from related parties	60	(60)	-
Accrual and other current liabilities	(136)	136	-
Accruals and other current liabilities to related parties	38	50	-
Other liabilities	(315)	83	-
Net cash (used in) provided by operating activities	(1,188)	(302)	23

Cash flows from investing activities:
Issuance of Promissory Notes receivable	-	-	(1,380)
Net cash used in investing activities	-	-	(1,380)

Cash flows from financing activities:
Proceeds from private placement	1,120	-	-
Proceeds from private placement-related parties	1,700	-	-
Proceeds from promissory notes Payable	-	-	1,380
Proceeds from exercise of warrants	-	600	-
Payments for reverse recapitalization and ordinary shares issuance costs	-	(250)	-
Net cash provided by financing activities	2,820	350	1,380

Net change in cash, cash equivalents, and restricted cash	1,632	48	23

Cash, cash equivalents, and restricted cash, beginning of period	48	-	-

Cash, cash equivalents, and restricted cash, end of period	$1,680	$48	$23

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

Cash paid for interest	$-	$-	$-
Cash paid for taxes	$-	$-	$-